Share Capital - Other Issuances (Details) - Agreement with an arms-length third-party advisor $ / shares in Units, $ in Millions	Jul. 23, 2024 USD ($) $ / shares shares
Ifrs Statement [Line Items]
Advisory fees | $	$ 0.8
Settlement of advisory fees | shares	666,667
Deemed price per common share | $ / shares	$ 1.2